Annual Fund Operating Expenses - SA Putnam International Growth and Income Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.96%
Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.04%
Class 2
Operating Expenses:
Management Fees	0.96%
Service (12b-1) Fees	0.15%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.19%
Class 3
Operating Expenses:
Management Fees	0.96%
Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.29%